SCHEDULE OF INPUTS TO OPTION PRICING MODEL (Details) - $ / shares		9 Months Ended	12 Months Ended
	Aug. 03, 2022	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Expected dividend yield	0.00%	0.00%		0.00%
Latest private placement price				$ 0.95
Expected share price volatility	141.63%
Risk free interest rate	3.14%
Expected life of options				5 years
Bottom of range [member]
IfrsStatementLineItems [Line Items]
Latest private placement price			$ 0.40
Expected share price volatility			125.83%	125.18%
Risk free interest rate			0.42%	0.42%
Expected life of options			4 years 1 month 28 days
Top of range [member]
IfrsStatementLineItems [Line Items]
Latest private placement price			$ 2.53
Expected share price volatility			129.48%	127.03%
Risk free interest rate			285.00%	111.00%
Expected life of options			5 years
Warrant reserve [member]
IfrsStatementLineItems [Line Items]
Expected dividend yield			0.00%	0.00%
Latest private placement price			$ 2.49	$ 0.95
Expected share price volatility			141.63%	144.13%
Risk free interest rate			3.14%	1.02%
Expected life of options			2 years 7 months 28 days	3 years 1 month 28 days